Share Capital And Share-Based Compensation - Summary of Changes to Stock Options Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding	2,715	1,740
Number of Options, Granted		1,255
Number of Options, Forfeited		(280)
Number of Options, Balance Outstanding	2,715	2,715